Shareholders Equity (USD $)	Common Stock of Shares	Common Stock Amount	Common Stock Issuable	Additional Paid-In Capital	Deficit Accumulated During the Development stage	Total
Balance, February 22, 2010 (date of inception) at Feb. 21, 2010
Estimated fair market value of stock issued to founders	$ 4,062,500	$ 4,063		$ (813)		$ 3,250
Estimated fair market value of stock issuable for patent rights			6,600			6,600
Net loss for the year					(116,799)	(116,799)
Balance, June 30, 2010	4,062,500	4,063	6,600	(813)	(116,799)	(106,949)
Estimated fair market value of stock issued to founders	13,312,500	13,312		(2,662)		10,650
Estimated fair market value of stock issued for patent rights	8,250,000	8,250	(6,600)	(1,650)
Shares issued for fund raising at $0.16 per share	1,250,000	1,250		198,750		200,000
Shares issued for fund raising at $0.40 per share	50,000	50		19,950		20,000
Free trading shares as a result of reverse merger	2,500,001	2,500		(2,500)
Offering costs associated with shares issued for fundraising				(61,000)		(61,000)
Net loss for the year					(387,892)	(387,892)
Balance, June 30, 2011	29,425,001	29,425		150,075	(504,691)	(325,191)
Shares issued for fund raising at $0.40 per share	1,555,000	1,555		620,445		622,000
Shares issued for fund raising at $0.50 per share	200,000	200		99,800		100,000
Offering costs associated with shares issued for fundraising				(89,116)		(89,116)
Beneficial conversion feature associated with convertible note				135,000		135,000
Net loss for the year					(949,114)	(949,114)
Balance, June 30, 2012	31,180,001	31,180		916,204	(1,453,805)	(506,421)
Shares Issued for services	400,000	400		311,600		312,000
Warrants issued				108,500		108,500
Options issued				246,500		246,500
Beneficial conversion feature associated with convertible note				312,813		312,813
Net loss for the year					$ (1,248,224)	$ (1,332,224)
Balance, June 30, 2013 at Jun. 30, 2013	31,580,001	31,580		1,895,617	(2,786,029)	(858,832)